BUSINESS COMBINATION (Schedule of Fair Value of Consideration Transferred at Acquisition Date) (Details) - Sumpay.cn [Member] ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 20, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Fair value of consideration transferred
Cash considerationCash consideration		$ 226,800
Contingent consideration	¥ 6,300	6,300
Total		$ 233,100